Financial instruments and risk management - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) - Interest rate risk - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Possible 25% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (78,973)
Possible 25% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(269,355)
Possible 25% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(307,765)
Possible 25% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,310)
Possible 25% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(207,969)
Remote 50% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(157,946)
Remote 50% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(538,710)
Remote 50% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(615,530)
Remote 50% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,620)
Remote 50% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(415,939)
Probable (base value) | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,232,448	R$ 3,204,403
Probable (base value) | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,614,276	7,917,258
Probable (base value) | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,700,076	8,825,045
Probable (base value) | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,391	101,302
Probable (base value) | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 22,605,366	R$ 25,195,489